CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) (Q2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 510	$ 196	$ 1,091	$ 407	$ 404	$ 1,341
Unrealized gain (loss) on investment securities:
Unrealized holding gains (losses) arising during period	(163)	12	(603)	178	(559)	5
Deferred income tax benefit (expense)	38	(5)	141	(66)	203	(3)
Total other comprehensive income (loss)	(125)	7	(462)	112	(356)	(33)
Total comprehensive income	$ 385	$ 203	$ 629	$ 519	$ 48	$ 1,308